RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13. RELATED PARTY TRANSACTIONS

During March 2019, Mr. Willer agreed to settle his $375 thousand indebtedness to the Company. Prior to the settlement, Mr. Willer was owed 1,000,000 common shares pursuant to a performance share agreement. As part of the settlement, Mr. Willer agreed to reduce the number of common shares owed to him pursuant to the performance share agreement by 250,000 common shares. The Company will account for this settlement at closing. The closing had not yet occurred as of December 31, 2020.

During 2019, two members of the Company’s management team advanced the Company approximately $190 thousand. These advances were repaid during 2020.

Compensation to family members of the Company’s Founder and former Executive Chairman for business development services and patient advocate services rendered during the years ended December 31, 2020 and 2019, totaled $299 thousand and $297 thousand, respectively.

In August 2020, the Company entered into a $6.5 million Loan Facility (as defined in Note 8) with Colorado based, Central Bank & Trust, a part of Farmers & Stockmens Bank (“Central Bank”).  A former member of the Company’s Board of Directors is the Chief Executive Officer of Central Bank.